Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Basic and Diluted Earnings per Share
Earnings amounts per share type are as follows:

	2019
		Per series		Per series		Per series		Per series
		“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net Income		Ps. 5,965		Ps. 3,508		Ps. 1,184		Ps. 1,973
Consolidated net income attributable to equity holders of the parent- continuing operations		5,714		3,361		1,135		1,891
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

	2018
		Per series		Per series		Per series		Per series
		“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net Income	Ps.	7,116	Ps.	4,186	Ps.	1,413	Ps.	2,355

Consolidated net income attributable to equity holders of the parent- continuing operations		5,164		3,038		1,025		1,709
Consolidated net income attributable to equity holders of the parent- discontinued operation		1,405		826		279		465
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

	2017
		Per series		Per series		Per series		Per series
		“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net loss	Ps.	(6,073)	Ps.	(3,572)	Ps.	(1,184)	Ps.	(1,973)

Consolidated net loss attributable to equity holders of the parent- continuing operations		(7,618)		(4,480)		(1,485)		(2,475)
Consolidated net income attributable to equity holders of the parent- discontinued operation		1,545		908		301		502
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,547		2,579